Commitments and contingencies - Sale and lease back commitments (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 10, 2022 aircraft	May 12, 2020 engine	Dec. 28, 2017 aircraft	Nov. 30, 2021 aircraft	Dec. 31, 2017 aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($) aircraft	Dec. 31, 2011 aircraft	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale						$ 1,553,000
Non-cancellable sale and leaseback contracts of aircraft leases						1,300,799
Possible contingencies						$ 7,800	$ 8,000		$ 6,000
Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased | aircraft						18	15
A320NEO model
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased | aircraft					46			30
A320NEO model | Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased | aircraft	25		80	39
A321NEO model
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased		34			34
A321NEO model | Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft converted | aircraft				20
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale						$ 165,500
Non-cancellable sale and leaseback contracts of aircraft leases						7,977
Later Than One Year And Not Later Than Two Years
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale						998,000
Non-cancellable sale and leaseback contracts of aircraft leases						51,720
Between two and three years
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale						389,500
Non-cancellable sale and leaseback contracts of aircraft leases						104,014
Between three and four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases						108,400
Later Than Four Years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases						$ 1,028,688